Share-Based Compensation - Additional Information (Detail) ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended				19 Months Ended
	Aug. 23, 2019 USD ($) shares	Aug. 23, 2019 CNY (¥) shares	Sep. 30, 2019 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018	Jun. 01, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation	$ 9,743	¥ 63,574		$ 12,669	¥ 82,667	¥ 64,799	¥ 89,622
Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting percentage	20.00%	20.00%
Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting percentage	20.00%	20.00%
Share-based Payment Arrangement, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting percentage	30.00%	30.00%
Share Based Compensation Award Tranche Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting percentage	30.00%	30.00%
Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement number of options granted	2,382,344	2,382,344
2017 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of equity share capital reserved for share based compensation									19.55%
Share based compensation by share based payment arrangement number of options granted						1,944,256	454,470
2017 Plan [Member] | Employees [Member] | One Hundred Percent Vesting On The Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting percentage								100.00%
2017 Plan [Member] | Employees [Member] | One Hundred Percent Vesting After One Year From The Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting percentage								100.00%
2017 Plan [Member] | Employees [Member] | Three Years From The Grant Date With Varying Percentages [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting period								3 years
2017 Plan [Member] | Employees [Member] | Three Years From The Grant Date With Varying Percentages [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting percentage								25.00%
2017 Plan [Member] | Employees [Member] | Three Years From The Grant Date With Varying Percentages [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting percentage								35.00%
2017 Plan [Member] | Employees [Member] | Three Years From The Grant Date With Varying Percentages [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting percentage								40.00%
2017 Plan [Member] | Employees [Member] | Four Years From The Grant Date With Varying Percentages [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting period								4 years
2017 Plan [Member] | Employees [Member] | Four Years From The Grant Date With Varying Percentages [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting percentage								40.00%
2017 Plan [Member] | Employees [Member] | Four Years From The Grant Date With Varying Percentages [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting percentage								20.00%
2017 Plan [Member] | Employees [Member] | Four Years From The Grant Date With Varying Percentages [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting percentage								20.00%
2017 Plan [Member] | Employees [Member] | Four Years From The Grant Date With Varying Percentages [Member] | Share Based Compensation Award Tranche Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting percentage								20.00%
2017 Plan [Member] | Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement number of options granted						224,348	2,139,312
2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of equity share capital reserved for share based compensation	19.55%	19.55%
Share based compensation by share based payment arrangement number of options granted				349,373	349,373
2019 Plan [Member] | IPO [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement number of options granted				106,341	106,341
2019 Plan [Member] | Employees And Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement number of shares reserved held in trust	9,502,550	9,502,550
2019 Plan [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement number of options granted	3,396,372	3,396,372
2019 Plan [Member] | Employees [Member] | Four Years From The Grant Date With Varying Percentages [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting period	4 years	4 years
2019 Plan [Member] | Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement number of options granted	243,032	243,032	2,187,287
2019 Plan [Member] | Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement number of options granted	36,539	36,539		36,539	36,539	2,382,344
2019 Plan [Member] | Former Shareholders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement number of options granted	583,277	583,277